Warrants - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) Day Days $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Feb. 28, 2025 shares
Class of Warrant or Right [Line Items]
Warrants outstanding | $		$ 14,700,000
Share Price		$ 0.88	$ 0.25
Compensation expense | $		$ 0	$ 0
BURTECH ACQUISITION CORP [Member] | Redemption of warrants when the price per common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Threshold Number of Business Days Before Sending Notice of Redemption to Warrant Holders | Day	3
Public Warrants | BURTECH ACQUISITION CORP [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued | shares	28,750,000
Private Warrants | BURTECH ACQUISITION CORP [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued | shares	898,250
Publicly and Privately Traded Warrants | BURTECH ACQUISITION CORP [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
Publicly and Privately Traded Warrants | BURTECH ACQUISITION CORP [Member] | Redemption of warrants when the price per common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Redemption period	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | Days	30
Warrants
Class of Warrant or Right [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Common Stock Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued | shares				50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 104.43
Share Price	$ 11.5
Compensation expense | $	$ 12,000